Related Party Balances and Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 14. RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group
Ochem Chemical Co., Ltd (“Ochem”)	Controlled by CEO
Ochemate Material Technologies Co., Ltd (“Ochemate”)	Controlled by CEO

(1)	Related party transaction

	Three Months Ended March 31,
	2021	2022
Raw material sold to Ochem	$155	$—

(2)	Interest-free loans

MPS received certain interest-free loans from related parties, Ochemate and Ochem, for the three months ended March 31, 2021 and 2022 with accumulative amounts of $1,874 and $0, respectively.

The outstanding balance for the amount due from Ochem was $85 as of December 31, 2021 and $0 as of March 31, 2022, respectively.

25. RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group
Ochem Chemical Co., Ltd (“Ochem”)	Controlled by CEO
Ochemate Material Technologies Co., Ltd (“Ochemate”)	Controlled by CEO

(1) Related party transaction

	Year Ended December 31,
	2019	2020	2021
Raw material sold to Ochem	$—	$167	$390

(2) Interest-free loans

MPS received certain interest-free loans from related parties, Ochemate and Ochem, for the years ended December 31, 2019, 2020 and 2021, with accumulative amounts of $15,142, $18,889 and $8,426, respectively.

The outstanding balance for the amount due from Ochem was nil as of December 31, 2020 and $85 as of December 31, 2021, respectively.